Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

Note 1    Segment information

1.1Basis of preparation of segment information

Changes in segment information

The Orange group has announced its intention to transform its business model in the Enterprise business segment and to strengthen its position in cybersecurity. In line with these announcements, the Enterprise segment is changing its name to Orange Business.

The segment information presented herein takes into account the following changes in organization and scope:

−	In 2023, the Other European countries segment includes the contribution of VOO from June 2, 2023 (see Note 3.2);
−	Since January 1, 2022, Totem’s figures have been presented in a distinct operating segment. In 2021, these figures were included in the France, Spain and International Carriers & Shared Services segments;
−	In 2021, the Other European countries segment included the contribution of Telekom Romania Communications from September 30, 2021 (see Note 3.2).

Definition of Group operating performance indicators

The key operating performance indicators used by the Group are described in Note 1.10.

The description of different sources of revenue is presented in Note 4.1.

1.2    Segment revenue

(in millions of euros)	France		Europe
			Spain	Other	Eliminations
				European	Europe
				countries
December 31, 2023
Revenue	17,730		4,698	6,889	(12)
Convergence services	5,065		1,894	1,194	—
Mobile services only	2,364		782	2,150	—
Fixed services only	3,725	(4)	457	904	—
IT & integration services	—		58	507	—
Wholesale	4,514		793	919	(12)
Equipment sales	1,394		711	1,047	—
Other revenues	668		2	168	—
External	17,007		4,643	6,795	—
Inter-operating segments	723		55	93	(12)

December 31, 2022
Revenue	17,983		4,647	6,329	(14)
Convergence services	4,857		1,870	959	—
Mobile services only	2,332		790	2,079	—
Fixed services only	3,787	(4)	436	783	—
IT & integration services	—		41	430	—
Wholesale	4,938		878	964	(14)
Equipment sales	1,323		632	927	—
Other revenues	746		1	185	—
External	17,238		4,586	6,219	—
Inter-operating segments	745		61	109	(14)

December 31, 2021
Revenue	18,092		4,720	5,870	(11)
Convergence services	4,697		1,870	850	—
Mobile services only	2,276		880	2,007	—
Fixed services only	3,872	(4)	435	652	—
IT & integration services	—		14	338	—
Wholesale	5,313		900	998	(11)
Equipment sales	1,226		621	869	—
Other revenues	708		1	155	—
External	17,489		4,672	5,776	—
Inter-operating segments	603		48	94	(11)

(1)	Including, in 2023, revenue of 5,126 million euros in France, 19 million euros in Spain, 1,703 million euros in other European countries and 1,079 million euros in other countries.

Including, in 2022, revenue of 5,126 million euros in France, 19 million euros in Spain, 1,762 million euros in other European countries and 1,023 million euros in other countries.

Including, in 2021, revenue of 5,118 million euros in France, 13 million euros in Spain, 1,294 million euros in other European countries and 1,331 million euros in other countries.

(2)	Including, in 2023, revenue of 492 million euros in France and 195 million euros in Spain.

Including, in 2022, revenue of 473 million euros in France and 212 million euros in Spain.

(3)	Including revenue of 1,283 million euros in France in 2023, 1,361 million euros in 2022 and 1,353 million euros in 2021.
(4)	Including, in 2023, fixed-only broadband revenue of 3,018 million euros and fixed-only narrowband revenue of 707 million euros.

Including, in 2022, fixed-only broadband revenue of 2,955 million euros and fixed-only narrowband revenue of 831 million euros.

Including, in 2021, fixed-only broadband revenue of 2,862 million euros and fixed-only narrowband revenue of 1,010 million euros.

(5)	Including, in 2023, revenue of 890 million euros from voice services and revenue of 2,330 million euros from data services.

Including, in 2022, revenue of 1,018 million euros from voice services and revenue of 2,448 million euros from data services.

Including, in 2021, revenue of 1,106 million euros from voice services and revenue of 2,527 million euros from data services.

(in millions of euros)	Europe	Africa &	Orange		Totem(2)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle East	Business(1)			Carriers &		telecom	Financial	telecom	consoli-
						Shared		activities	Services	activities /	dated
						Services(3)				mobile	financial
										financial services	statements
December 31, 2023
Revenue	11,574	7,152	7,927		686	1,478	(2,416)	44,132	—	(9)	44,122
Convergence services	3,088	—	—		—	—	—	8,153	—	—	8,153
Mobile services only	2,932	5,456	693		—	—	(37)	11,408	—	(2)	11,406
Fixed services only	1,361	847	3,220	(5)	—	—	(124)	9,030	—	(1)	9,029
IT & integration services	565	53	3,706		—	—	(177)	4,146	—	(5)	4,141
Wholesale	1,700	666	41		686	982	(1,759)	6,830	—	—	6,830
Equipment sales	1,757	90	267		—	—	(6)	3,503	—	—	3,503
Other revenues	170	40	—		—	496	(313)	1,061	—	(1)	1,060
External	11,438	6,988	7,579		137	973	—	44,122	—	—	44,122
Inter-operating segments	136	164	347		549	505	(2,416)	9	—	(9)	—

December 31, 2022
Revenue	10,962	6,918	7,930		685	1,540	(2,538)	43,480	—	(9)	43,471
Convergence services	2,830	—	—		—	—	—	7,687	—	—	7,687
Mobile services only	2,869	5,272	659		—	—	(38)	11,093	—	—	11,093
Fixed services only	1,219	800	3,466	(5)	—	—	(150)	9,121	—	(1)	9,120
IT & integration services	471	40	3,489		—	—	(184)	3,817	—	(6)	3,811
Wholesale	1,828	663	41		685	1,060	(1,859)	7,356	—	—	7,356
Equipment sales	1,559	104	275		—	—	(7)	3,255	—	—	3,254
Other revenues	187	39	—		—	480	(299)	1,152	—	(2)	1,150
External	10,805	6,750	7,548		113	1,017	—	43,471	—	—	43,471
Inter-operating segments	157	168	383		572	523	(2,538)	9	—	(9)	—

December 31, 2021
Revenue	10,579	6,381	7,757		n/a	1,515	(1,795)	42,530	—	(7)	42,522
Convergence services	2,720	—	—		n/a	—	—	7,417	—	—	7,417
Mobile services only	2,887	4,884	636		n/a	—	(31)	10,652	—	—	10,652
Fixed services only	1,087	664	3,633	(5)	n/a	—	(168)	9,089	—	(1)	9,088
IT & integration services	352	31	3,195		n/a	—	(167)	3,411	—	(4)	3,407
Wholesale	1,886	654	42		n/a	1,056	(1,249)	7,702	—	—	7,702
Equipment sales	1,490	112	250		n/a	—	(8)	3,070	—	—	3,070
Other revenues	157	36	—		n/a	460	(172)	1,188	—	(2)	1,186
External	10,449	6,216	7,371		n/a	998	—	42,522	—	—	42,522
Inter-operating segments	131	165	386		n/a	517	(1,795)	7	—	(7)	—

1.3    Segment revenue to consolidated net income in 2023

(in millions of euros)	France	Europe
			Other	Elimina-
		Spain	European	tions	Total
			countries	Europe

Revenue	17,730	4,698	6,889	(12)	11,574
External purchases	(7,518)	(2,814)	(4,046)	12	(6,848)
Other operating income	1,214	125	302	(2)	426
Other operating expenses	(535)	(150)	(170)	2	(318)
Labor expenses	(3,280)	(275)	(830)	—	(1,106)
Operating taxes and levies	(765)	(125)	(100)	—	(225)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(129)	—	—	—	—
Depreciation and amortization of right-of-use assets	(273)	(175)	(208)	—	(384)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(2)	(14)	—	—	—	—
Interests on lease liabilities(2)	(66)	(37)	(46)	—	(83)
EBITDAaL	6,364	1,246	1,791	—	3,037
Significant litigation	68	—	—	—	—
Specific labour expenses	(349)	—	—	—	—
Fixed assets, investments and businesses portfolio review	(1)	—	32	—	32
Restructuring programs costs	(4)	—	(63)	—	(63)
Acquisition and integration costs	1	(6)	(33)	—	(39)
Depreciation and amortization of fixed assets	(3,154)	(1,040)	(1,223)	—	(2,263)
Effects resulting from business combinations	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(1)	—	(10)	—	(10)
Share of profits (losses) of associates and joint ventures	(36)	—	(8)	—	(8)
Elimination of interests on debts related to financed assets(2)	14	—	—	—	—
Elimination of interests on lease liabilities(2)	66	37	46	—	83
Operating Income	2,967	238	533	—	770
Cost of gross financial debt except financed assets
Interests on debts related to financed assets(2)
Gains (losses) on assets contributing to net financial debt
Foreign exchange gain (loss)
Interests on lease liabilities(2)
Other net financial expenses
Finance costs, net
Income Tax
Consolidated net income

(1)	Mobile Financial Services' net banking income is recognized in other operating income and amounts to 149 million euros in 2023. The cost of risk is included in other operating expenses and amounts to (63) million euros in 2023.
(2)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Orange	Totem	Interna-	Elimination	Total	Mobile	Elimina-	Total	Presenta-	Orange
	Middle	Business		tional	telecom	telecom	Financial	tions		tion adjust-	consoli-
	East			Carriers &	activities	activities	Services(4)	telecom		ments(2)	dated
				Shared				activites /			financial
				Services				mobile			statements
								financial
								services

Revenue	7,152	7,927	686	1,478	(2,416)	44,132	—	(9)	44,122	—	44,122
External purchases	(2,754)	(4,383)	(116)	(1,943)	4,379	(19,183)	(125)	13	(19,295)	(26)	(19,322)
Other operating income	101	201	—	2,111	(3,307)	746	151	(4)	894	—	894
Other operating expenses	(247)	(601)	(1)	(29)	1,345	(388)	(60)	1	(447)	(5)	(452)
Labor expenses	(584)	(2,229)	(17)	(1,231)	—	(8,446)	(77)	—	(8,523)	(495)	(9,018)
Operating taxes and levies	(678)	(65)	(7)	(51)	—	(1,790)	(7)	—	(1,797)	3	(1,794)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	—	90	90
Restructuring costs	—	—	—	—	—	—	—	—	—	(456)	(456)
Depreciation and amortization of financed assets	—	—	—	—	—	(129)	—	—	(129)	—	(129)
Depreciation and amortization of right-of-use assets	(199)	(158)	(163)	(337)	—	(1,514)	(4)	—	(1,518)	(4)	(1,522)
Impairment of right-of-use assets	—	(1)	—	—	—	(1)	—	—	(1)	(67)	(69)
Interests on debts related to financed assets(2)	—	—	—	—	—	(14)	—	—	(14)	14	n/a
Interests on lease liabilities(2)	(58)	(10)	(11)	(29)	—	(258)	—	—	(258)	258	n/a
EBITDAaL	2,734	679	372	(30)	1	13,157	(122)	1	13,035	(690)	n/a
Significant litigation	(38)	-	—	—	—	30	—	—	30	(30)	n/a
Specific labour expenses	—	(61)	—	(92)	—	(502)	(1)	—	(503)	503	n/a
Fixed assets, investments and businesses portfolio review	28	16	—	15	—	90	—	—	90	(90)	n/a
Restructuring programs costs	(4)	(210)	(4)	(119)	—	(405)	(121)	—	(526)	526	n/a
Acquisition and integration costs	—	(1)	—	(14)	—	(53)	—	—	(53)	53	n/a
Depreciation and amortization of fixed assets	(1,041)	(361)	(127)	(345)	—	(7,291)	(21)	—	(7,312)	—	(7,312)
Effects resulting from business combinations	—	11	—	—	—	11	—		11	—	11
Impairment of goodwill	—	—	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	(3)	8	—	1	—	(5)	(42)	—	(47)	—	(47)
Share of profits (losses) of associates and joint ventures	22	—	—	(8)	—	(29)	—	—	(29)	—	(29)
Elimination of interests on debts related to financed assets(2)	—	—	—	—	—	14	—	—	14	(14)	n/a
Elimination of interests on lease liabilities(2)	58	10	11	29	—	258	—	—	258	(258)	n/a
Operating Income	1,755	92	251	(563)	1	5,274	(306)	1	4,969	—	4,969
Cost of gross financial debt except financed assets									(1,073)	—	(1,073)
Interests on debts related to financed assets(2)									(14)	—	(14)
Gains (losses) on assets contributing to net financial debt									283	—	283
Foreign exchange gain (loss)									(32)	—	(32)
Interests on lease liabilities(2)									(258)	—	(258)
Other net financial expenses									(112)	—	(112)
Finance costs, net						(1,205)	—	—	(1,206)	—	(1,206)
Income Tax						(871)	—	—	(871)	—	(871)
Consolidated net income						3,198	(307)	—	2,892	—	2,892

1.4    Segment revenue to consolidated net income in 2022

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries	Europe
Revenue	17,983	4,647	6,329	(14)	10,962
External purchases	(7,429)	(2,879)	(3,684)	14	(6,550)
Other operating income	1,229	97	270	—	367
Other operating expenses	(486)	(162)	(187)	—	(350)
Labor expenses	(3,435)	(266)	(736)	—	(1,002)
Operating taxes and levies	(834)	(140)	(101)	—	(241)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(107)	—	—	—	—
Depreciation and amortization of right-of-use assets	(254)	(169)	(201)	—	(371)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(2)	(3)	—	—	—	—
Interests on lease liabilities(2)	(18)	(17)	(27)	—	(44)
EBITDAaL	6,645	1,111	1,662	—	2,772
Significant litigation	(3)	—	—	—	—
Specific labour expenses	(330)	—	—	—	—
Fixed assets, investments and businesses portfolio review	—	—	29	—	29
Restructuring programs costs	(18)	(8)	(14)	—	(22)
Acquisition and integration costs	—	—	(41)	—	(41)
Depreciation and amortization of fixed assets	(2,922)	(1,107)	(1,057)	—	(2,164)
Impairment of goodwill	—	—	(789)	—	(789)
Impairment of fixed assets	(15)	—	(3)	—	(3)
Share of profits (losses) of associates and joint ventures	(18)	—	(3)	—	(3)
Elimination of interests on debts related to financed assets(2)	3	—	—	—	—
Elimination of interests on lease liabilities(2)	18	17	27	—	44
Operating Income	3,361	12	(190)	—	(177)
Cost of gross financial debt except financed assets
Interests on debts related to financed assets(2)
Gains (losses) on assets contributing to net financial debt
Foreign exchange gain (loss)
Interests on lease liabilities(2)
Other net financial expenses
Finance costs, net
Income Taxes
Consolidated net income

(1)	Mobile Financial Services' net banking income is recognized in other operating income and amounted to 116 million euros in 2022. The cost of risk is included in other operating expenses and amounted to (45) million euros in 2022.
(2)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Orange	Totem	Interna-tional	Elimina-tion	Total	Mobile	Elimina-tions	Total	Presenta-	Orange
	Middle East	Business		Carriers &	telecom	telecom	Financial	telecom		tion	Consoli-
				Shared	activities	activities	Services(1)	activities/mobile		adjust-	dated Financial
				Services				financial services		ments(2)	Statements
Revenue	6,918	7,930	685	1,540	(2,538)	43,480	—	(9)	43,471	—	43,471
External purchases	(2,740)	(4,240)	(131)	(1,997)	4,491	(18,594)	(129)	15	(18,707)	(24)	(18,732)
Other operating income	69	191	—	2,101	(3,331)	627	128	(10)	745	2	747
Other operating expenses	(171)	(657)	—	(49)	1,377	(335)	(36)	4	(367)	(47)	(413)
Labor expenses	(575)	(2,179)	(14)	(1,255)	—	(8,461)	(76)	—	(8,537)	(383)	(8,920)
Operating taxes and levies	(660)	(82)	(5)	(55)	—	(1,877)	(2)	—	(1,879)	(3)	(1,882)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	—	233	233
Restructuring costs	—	—	—	—	—	—	—	—	—	(125)	(125)
Depreciation and amortization of financed assets	—	—	—	—	—	(107)	—	—	(107)	—	(107)
Depreciation and amortization of right-of-use assets	(194)	(154)	(159)	(372)	—	(1,504)	(3)	—	(1,507)	—	(1,507)
Impairment of right-of-use assets	—	(1)	—	—	—	(1)	—	—	(1)	(52)	(54)
Interests on debts related to financed assets(2)	—	—	—	—	—	(3)	—	—	(3)	3	n/a
Interests on lease liabilities(2)	(64)	(6)	(4)	(10)	—	(144)	—	—	(145)	145	n/a
EBITDAaL	2,584	804	371	(96)	—	13,080	(118)	1	12,963	(251)	n/a
Significant litigation	—	—	—	(6)	—	(9)	—	—	(9)	9	n/a
Specific labour expenses	—	(35)	—	(9)	—	(373)	1	—	(372)	372	n/a
Fixed assets, investments and businesses portfolio review	76	8	—	120	—	233	—	—	233	(233)	n/a
Restructuring programs costs	(8)	(47)	—	(89)	—	(184)	7	—	(177)	177	n/a
Acquisition and integration costs	—	(1)	(1)	(33)	—	(76)	2	—	(74)	74	n/a
Depreciation and amortization of fixed assets	(1,075)	(398)	(122)	(311)	—	(6,992)	(44)	—	(7,035)	—	(7,035)
Impairment of goodwill	—	—	—	—	—	(789)	(28)	—	(817)	—	(817)
Impairment of fixed assets	2	(20)	—	—	—	(36)	(21)	—	(56)	—	(56)
Share of profits (losses) of associates and joint ventures	22	1	—	(3)	—	(2)	—	—	(2)	—	(2)
Elimination of interests on debts related to financed assets(2)	—	—	—	—	—	3	—	—	3	(3)	n/a
Elimination of interests on lease liabilities(2)	64	6	4	10	—	144	—	—	145	(145)	n/a
Operating Income	1,665	317	252	(417)	—	5,000	(200)	1	4,801	—	4,801
Cost of gross financial debt except financed assets									(775)	—	(775)
Interests on debts related to financed assets(2)									(3)	—	(3)
Gains (losses) on assets contributing to net financial debt									48	—	48
Foreign exchange gain (loss)									(97)	—	(97)
Interests on lease liabilities(2)									(145)	—	(145)
Other net financial expenses									52	—	52
Finance costs, net						(920)	1	(1)	(920)	—	(920)
Income Taxes						(1,270)	5	—	(1,265)	—	(1,265)
Consolidated net income						2,810	(194)	0	2,617	—	2,617

1.5    Segment revenue to consolidated net income in 2021

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries	Europe
Revenue	18,092	4,720	5,870	(11)	10,579
External purchases	(7,081)	(2,768)	(3,330)	11	(6,087)
Other operating income	1,274	161	192	—	353
Other operating expenses	(526)	(171)	(179)	—	(350)
Labor expenses	(3,657)	(268)	(665)	—	(932)
Operating taxes and levies	(838)	(163)	(96)	—	(259)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(84)	—	—	—	—
Depreciation and amortization of right-of-use assets	(304)	(248)	(198)	—	(446)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(2)	(1)	—	—	—	—
Interests on lease liabilities(2)	(8)	(14)	(15)	—	(29)
EBITDAaL	6,867	1,251	1,579	—	2,830
Significant litigation	(128)	—	—	—	—
Specific labour expenses	(959)	—	(2)	—	(2)
Fixed assets, investments and businesses portfolio review	(2)	—	359	—	359
Restructuring programs costs	(10)	(180)	(31)	—	(211)
Acquisition and integration costs	(7)	—	(25)	—	(25)
Depreciation and amortization of fixed assets	(3,108)	(1,107)	(1,097)	—	(2,204)
Impairment of goodwill	—	(3,702)	—	—	(3,702)
Impairment of fixed assets	(1)	—	(13)	—	(13)
Share of profits (losses) of associates and joint ventures	(8)	—	5	—	5
Elimination of interests on debts related to financed assets(2)	1	—	—	—	—
Elimination of interests on lease liabilities(2)	8	14	15	—	29
Operating Income	2,653	(3,724)	791	—	(2,933)
Cost of gross financial debt except financed assets
Interests on debts related to financed assets(2)
Gains (losses) on assets contributing to net financial debt
Foreign exchange gain (loss)
Interests on lease liabilities(2)
Other net financial expenses
Finance costs, net
Income Taxes
Consolidated net income

(1)	Mobile Financial Services' net banking income is recognized in other operating income and amounted to 109 million euros in 2021. The cost of risk is included in other operating expenses and amounted to (46) million euros in 2021.
(2)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Orange	Interna-	Elimina-	Total	Mobile	Elimina-tions	Total	Presenta-tion	Orange
	Middle East	Business	tional	tion telecom	telecom	Financial	telecom		adjust-	Consoli-dated
			Carriers &	activities	activities	Services(1)	activities/		ments(2)	Financial
			Shared				mobile			Statements
			Services				financial
							services
Revenue	6,381	7,757	1,515	(1,795)	42,530	—	(7)	42,522	—	42,522
External purchases	(2,502)	(3,967)	(2,000)	3,786	(17,849)	(112)	10	(17,950)	(23)	(17,973)
Other operating income	52	173	2,096	(3,328)	620	114	(4)	730	53	783
Other operating expenses	(243)	(640)	(71)	1,336	(493)	(44)	2	(535)	(165)	(700)
Labor expenses	(535)	(2,119)	(1,298)	—	(8,542)	(84)	—	(8,626)	(1,291)	(9,917)
Operating taxes and levies	(644)	(80)	(66)	—	(1,887)	(3)	—	(1,890)	(36)	(1,926)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	2,507	2,507
Restructuring costs	—	—	—	—	—	—	—	—	(331)	(331)
Depreciation and amortization of financed assets	—	—	—	—	(84)	—	—	(84)	—	(84)
Depreciation and amortization of right-of-use assets	(176)	(147)	(407)	—	(1,478)	(3)	—	(1,481)	—	(1,481)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(91)	(91)
Interests on debts related to financed assets(2)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(2)	(67)	(7)	(8)	—	(119)	—	—	(120)	120	n/a
EBITDAaL	2,265	970	(237)	—	12,696	(131)	1	12,566	744	n/a
Significant litigation	—	—	(6)	—	(134)	—	—	(134)	134	n/a
Specific labour expenses	—	(123)	(190)	—	(1,274)	(3)	—	(1,276)	1,276	n/a
Fixed assets, investments and businesses portfolio review	2	3	2,146	—	2,507	—	—	2,507	(2,507)	n/a
Restructuring programs costs	(41)	(5)	(145)	—	(412)	(11)	—	(422)	422	n/a
Acquisition and integration costs	—	(1)	(16)	—	(49)	(2)	—	(51)	51	n/a
Depreciation and amortization of fixed assets	(1,012)	(378)	(335)	—	(7,038)	(36)	—	(7,074)	—	(7,074)
Impairment of goodwill	—	—	—	—	(3,702)	—	—	(3,702)	—	(3,702)
Impairment of fixed assets	(1)	—	(2)	—	(17)	—	—	(17)	—	(17)
Share of profits (losses) of associates and joint ventures	10	1	(5)	—	3	—	—	3	—	3
Elimination of interests on debts related to financed assets(2)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(2)	67	7	8	—	119	—	—	120	(120)	n/a
Operating Income	1,291	474	1,217	—	2,702	(182)	1	2,521	—	2,521
Cost of gross financial debt except financed assets								(829)	—	(829)
Interests on debts related to financed assets(2)								(1)	—	(1)
Gains (losses) on assets contributing to net financial debt								(3)	—	(3)
Foreign exchange gain (loss)								65	—	65
Interests on lease liabilities(2)								(120)	—	(120)
Other net financial expenses								106	—	106
Finance costs, net					(781)	1	(1)	(782)	—	(782)
Income Taxes					(963)	—	—	(962)	—	(962)
Consolidated net income					958	(181)	—	778	—	778

1.6    Segment investments

(in millions of euros)	France	Europe
		Spain	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2023
eCAPEX	3,039	755	1,076	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	158	—	60	—
Telecommunications licenses	2	32	436	—
Financed assets	233	—	—	—
Total investments	3,432	787	1,572	—
Including other intangible assets
Including property, plant and equipment

December 31, 2022
eCAPEX	3,429	863	1,020	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	126	—	56	—
Telecommunications licenses	9	10	664	—
Financed assets	229	—	—	—
Total investments	3,793	873	1,739	—
Including other intangible assets
Including property, plant and equipment

December 31, 2021
eCAPEX	4,117	980	913	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	49	1	65	—
Telecommunications licenses	264	618	32	—
Financed assets	40	—	—	—
Total investments	4,471	1,598	1,010	—
Including other intangible assets
Including property, plant and equipment

(1)	Including investments in intangible assets and property, plant and equipment in France for 222 million euros in 2023, 209 million euros in 2022 and 206 million euros in 2021.
(2)	Including investments in intangible assets and property, plant and equipment in France for 115 million euros in 2023 and 110 million euros in 2022.
(3)	Including investments in intangible assets and property, plant and equipment in France for 238 million euros in 2023, 325 million euros in 2022 and 271 million e euros in 2021.

(in millions of euros)	Europe	Africa &	Orange	Totem(2)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle-East	Business(1)		Carriers	telecom	telecom	Financial	telecom	Consolidated
					& Shared	activities	activities	Services	activities/	Financial
					Services(3)	and			bank	Statements
						unallocated
						items

December 31, 2023
eCAPEX	1,831	1,248	296	144	225	—	6,783	33	—	6,815
Elimination of proceeds from sales of property, plant and equipment and intangible assets	60	35	19	—	20	—	292	—	—	292
Telecommunications licenses	468	251	—	—	—	—	721	—	—	721
Financed assets	—	—	—	—	—	—	233	—	—	233
Total investments	2,359	1,535	315	144	245	—	8,030	33	—	8,062
Including other intangible assets										2,365
Including property, plant and equipment										5,698
									—	—
December 31, 2022									—	—
eCAPEX	1,883	1,271	332	142	278	—	7,335	35	—	7,371
Elimination of proceeds from sales of property, plant and equipment and intangible assets	56	99	11	—	55	—	347	—	—	347
Telecommunications licenses	674	377	—	—	—	—	1,060	—	—	1,060
Financed assets	—	—	—	—	—	—	229	—	—	229
Total investments	2,612	1,747	344	142	333	—	8,971	35	—	9,007
Including other intangible assets										2,678
Including property, plant and equipment										6,329

December 31, 2021
eCAPEX	1,893	1,064	318	n/a	243	—	7,636	24	—	7,660
Elimination of proceeds from sales of property, plant and equipment and intangible assets	66	5	7	n/a	36	—	163	—	—	163
Telecommunications licenses	650	12	—	n/a	—	—	926	—	—	926
Financed assets	—	—	—	n/a	—	—	40	—	—	40
Total investments	2,609	1,082	325	n/a	279	—	8,766	24	—	8,789
Including other intangible assets										2,842
Including property, plant and equipment										5,947

1.7    Segment assets

(in millions of euros)	France	Europe
		Spain	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2023
Goodwill	13,176	2,734	2,558	—
Other intangible assets	4,093	1,864	2,828	—
Property, plant and equipment	17,077	3,518	5,631	—
Right-of-use assets	2,248	1,220	1,018	—
Interests in associates and joint ventures	1,035	—	339	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	8	13	38	—
Total non-current assets	37,637	9,348	12,411	—
Inventories	507	88	199	—
Trade receivables	1,807	587	1,321	2
Other customer contract assets	391	213	461	—
Prepaid expenses	62	374	87	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	756	20	165	—
Total current assets	3,522	1,282	2,233	2
Total assets	41,159	10,630	14,644	2

December 31, 2022
Goodwill	13,176	2,734	1,852	—
Other intangible assets	4,331	1,994	2,287	—
Property, plant and equipment	16,906	3,640	4,239	—
Right-of-use assets	1,946	1,035	1,023	—
Interests in associates and joint ventures	1,070	—	313	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	12	43	—
Total non-current assets	37,438	9,415	9,755	—
Inventories	429	73	187	—
Trade receivables	2,055	601	1,176	(1)
Other customer contract assets	371	174	425	—
Prepaid expenses	41	373	61	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	789	77	215	—
Total current assets	3,685	1,298	2,064	(1)
Total assets	41,123	10,714	11,819	(1)

December 31, 2021
Goodwill	14,364	3,170	2,910	—
Other intangible assets	4,543	2,259	1,727	—
Property, plant and equipment	16,975	3,834	3,967	—
Right-of-use assets	2,014	1,093	1,104	—
Interests in associates and joint ventures	1,061	—	303	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	16	15	—
Total non-current assets	38,966	10,372	10,025	—
Inventories	438	61	176	—
Trade receivables	2,125	643	1,147	1
Other customer contract assets	379	176	407	—
Prepaid expenses	35	417	69	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	737	72	183	—
Total current assets	3,713	1,368	1,982	1
Total assets	42,679	11,740	12,007	1

(1)	Including intangible and tangible assets in France for 791 million euros in 2023 and 748 million euros in 2022.
(2)	Including intangible and tangible assets in France for 548 million euros in 2023, 526 million euros in 2022 and 564 million euros in 2021.
(3)	Including intangible and tangible assets in France for 1,639 million euros in 2023, 1,746 million euros in 2022 and 1,687 million euros in 2021. Intangible assets also include the Orange brand for 3,133 million euros.
(4)	Including 1,430 million euros of current assets related to the restriction of electronic money in 2023, 1,242 million euros in 2022 and 1,028 million euros in 2021.

(in millions of euros)	Europe	Africa &		Orange		Totem(1)	International		Eliminations	Total	Mobile		Eliminations	Orange
	Total	Middle East		Business			Carriers		telecom	telecom	Financial		telecom	Consolidated
							& Shared		activities	activities	Services		activities /	Financial
							Services		and				mobile	Statements
									unallocated				financial
									items				services

December 31, 2023
Goodwill	5,291	1,403		2,263		1,624	18		—	23,775	—		—	23,775
Other intangible assets	4,691	1,957		585	(2)	9	3,739	(3)	—	15,074	24		—	15,098
Property, plant and equipment	9,149	4,522		391	(2)	980	1,065	(3)	—	33,184	10		—	33,193
Right-of-use assets	2,238	754		392		665	1,859		—	8,155	20		—	8,175
Interests in associates and joint ventures	339	106		3		—	8		—	1,491	—		—	1,491
Non-current assets included in the calculation of net financial debt	—	—		—		—	—		916	916	—		—	916
Other	51	21		36		4	20		1,670	1,812	378	(5)	(27)	2,162
Total non-current assets	21,759	8,763		3,670		3,282	6,709		2,586	84,406	432		(27)	84,811
Inventories	287	169		82		—	107		—	1,152	—		—	1,152
Trade receivables	1,910	996		1,322		336	1,121		(1,445)	6,046	38		(71)	6,013
Other customer contract assets	674	10		721		—	—		—	1,795	—		—	1,795
Prepaid expenses	461	189		88		14	52		(31)	835	34		—	868
Current assets included in the calculation of net financial debt	—	—		—		—	—		8,210	8,210	—		—	8,210
Other	184	2,002	(4)	255		27	436		244	3,903	3,316	(6)	(16)	7,203
Total current assets	3,517	3,366		2,468		377	1,715		6,977	21,942	3,387		(87)	25,241
Total assets	25,276	12,128		6,138		3,659	8,424		9,563	106,347	3,819		(115)	110,052

December 31, 2022
Goodwill	4,586	1,420		2,289		1,624	18		—	23,113	—		—	23,113
Other intangible assets	4,280	1,956		577	(2)	6	3,741	(3)	—	14,892	54		—	14,946
Property, plant and equipment	7,879	4,315		417	(2)	943	1,169	(3)	—	31,630	10		—	31,640
Right-of-use assets	2,058	819		438		649	2,002		—	7,912	23		—	7,936
Interests in associates and joint ventures	313	89		3		—	12		—	1,486	—		—	1,486
Non-current assets included in the calculation of net financial debt	—	—		—		—	—		1,390	1,390	—		—	1,390
Other	55	27		36		4	21		1,430	1,583	781	(5)	(27)	2,337
Total non-current assets	19,171	8,626		3,761		3,226	6,964		2,820	82,005	869		(27)	82,847
Inventories	260	127		91		—	141		—	1,048	—		—	1,048
Trade receivables	1,776	954		1,339		272	1,042		(1,200)	6,237	130		(62)	6,305
Other customer contract assets	600	11		588		—	—		—	1,570	—		—	1,570
Prepaid expenses	434	178		125		19	61		(28)	830	22		—	851
Current assets included in the calculation of net financial debt	—	—		—		—	—		10,451	10,451	—		—	10,451
Other	292	1,720	(4)	278		13	424		150	3,666	2,931	(6)	(18)	6,579
Total current assets	3,361	2,991		2,421		304	1,668		9,373	23,801	3,083		(81)	26,803
Total assets	22,532	11,616		6,182		3,530	8,631		12,192	105,807	3,951		(108)	109,650

December 31, 2021
Goodwill	6,079	1,465		2,237		n/a	18		—	24,163	28		—	24,192
Other intangible assets	3,985	1,974		6,2(22)	(2)	n/a	3,728	(3)	—	14,852	88		—	14,940
Property, plant and equipment	7,801	4,113		4,6(62)	(2)	n/a	1,125	(3)	—	30,479	5		—	30,484
Right-of-use assets	2,197	918		478		n/a	2,074		—	7,681	21		—	7,702
Interests in associates and joint ventures	303	67		2		n/a	6		—	1,440	—		—	1,440
Non-current assets included in the calculation of net financial debt	—	—		—		n/a	—		709	709	—		—	709
Other	31	32		43		n/a	39		1,725	1,878	919	(5)	(27)	2,769
Total non-current assets	20,396	8,569		3,848		n/a	6,990		2,433	81,202	1,062		(27)	82,236
Inventories	237	93		70		n/a	114		—	951	—		—	952
Trade receivables	1,791	833		1,162		n/a	904		(774)	6,040	91		(103)	6,029
Other customer contract assets	583	13		485		n/a	—		—	1,460	—		—	1,460
Prepaid expenses	486	200		95		n/a	53		(30)	839	14		(1)	851
Current assets included in the calculation of net financial debt	—	—		—		n/a	—		10,462	10,462	—		—	10,462
Other	255	1,484	(4)	214		n/a	389		163	3,241	2,848	(6)	(9)	6,080
Total current assets	3,351	2,623		2,026		n/a	1,460		9,821	22,994	2,953		(113)	25,834
Total assets	23,747	11,192		5,873		n/a	8,450		12,255	104,196	4,015		(140)	108,071

(5)	Including 367 million euros of non-current financial assets related to Mobile Financial Services in 2023, 772 million euros in 2022 and 900 million euros in 2021 (see Note 17.1).
(6)	Including 3,192 million euros of current financial assets related to Mobile Financial Services in 2023 (of which 604 million euros related to receivables sold by Orange Espagne), 2,747 million euros in 2022 and 2,385 million euros in 2021 (see Note 17.1).

1.8    Segment equity and liabilities

(in millions of euros)	France	Europe
		Spain	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2023
Equity	—	—	—	—
Non-current lease liabilities	2,026	1,117	847	—
Fixed assets payables	589	398	487	—
Non-current employee benefits	1,466	5	23	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	272	9	346	—
Total non-current liabilities	4,352	1,529	1,704	—
Current lease liabilities	257	199	228	—
Current fixed assets payables	1,168	464	468	—
Trade payables	2,962	883	1,068	2
Customer contracts liabilities	743	219	569	—
Current employee benefits	1,339	58	153	—
Deferred income	—	50	23	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	780	136	341	—
Total current liabilities	7,248	2,008	2,850	2
Total equity and liabilities	11,600	3,538	4,554	2

December 31, 2022
Equity	—	—	—	—
Non-current lease liabilities	1,740	961	870	—
Non-current fixed assets payables	468	429	396	—
Non-current employee benefits	1,522	5	18	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	347	13	247	—
Total non-current liabilities	4,076	1,408	1,531	—
Current lease liabilities	214	178	194	—
Current fixed assets payables	1,383	451	460	—
Trade payables	2,924	868	971	(1)
Customer contracts liabilities	830	228	513	—
Current employee benefits	1,243	56	125	—
Deferred income	—	67	20	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	763	143	269	—
Total current liabilities	7,357	1,992	2,552	(1)
Total equity and liabilities	11,433	3,399	4,083	(1)

December 31, 2021
Equity	—	—	—	—
Non-current lease liabilities	1,668	1,015	941	—
Non-current fixed assets payables	639	462	165	—
Non-current employee benefits	1,643	5	21	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	578	57	327	—
Total non-current liabilities	4,528	1,539	1,454	—
Current lease liabilities	312	193	198	—
Current fixed assets payables	1,402	551	450	—
Trade payables	2,804	782	992	1
Customer contracts liabilities	942	182	518	—
Current employee benefits	1,210	43	111	—
Deferred income	—	84	20	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	795	218	266	—
Total current liabilities	7,465	2,053	2,555	1
Total equity and liabilities	11,993	3,592	4,009	1

(1)	Including in 2023, 119 million euros of non-current financial liabilities related to Mobile Financial Services, 171 million euros in 2022 and 86 million euros in 2021 (see Note 17.1)
(2)	Including 3,074 million euros of current financial liabilities related to Mobile Financial Services in 2023, 3,034 million euros in 2022 and 3,161 million euros in 2021 (see Note 17.1).
(3)	Including 1,430 million euros of current liabilities related to the restriction of electronic money in 2023, 1,242 million euros in 2022 and 1,028 million euros in 2021.

(in millions of euros)	Europe	Africa &		Orange	Totem	International	Eliminations	Total	Mobile		Eliminations	Orange
	Total	Middle East		Business		Carriers	telecom	telecom	Financial		telecom	Consolidated
						& Shared	activities	activities	Services		activities /	Financial
						Services	and				mobile	Statements
							unallocated				financial
							items				services

December 31, 2023
Equity	—	—		—	—	—	36,040	36,040	(941)		—	35,098
Non-current lease liabilities	1,964	675		285	490	1,641	—	7,081	18		—	7,099
Fixed assets payables	886	133		—	—	—	—	1,608	—		—	1,608
Non-current employee benefits	28	98		229	3	721	—	2,545	7		—	2,551
Non-current liabilities included in the calculation of net financial debt	—	—		—	—	—	30,741	30,741	—		—	30,741
Other	355	121		27	140	46	1,247	2,207	248	(1)	(27)	2,428
Total non-current liabilities	3,233	1,027		540	633	2,409	31,987	44,181	273		(27)	44,427
Current lease liabilities	427	163		128	139	351	—	1,464	4		—	1,469
Current fixed assets payables	932	657		52	23	92	—	2,923	3		—	2,926
Trade payables	1,953	1,472		936	305	883	(1,445)	7,065	48		(71)	7,042
Customer contracts liabilities	788	87		929	10	191	(31)	2,716	1		—	2,717
Current employee benefits	211	103		504	5	450	—	2,612	20		—	2,632
Deferred income	73	39		10	—	9	—	132	2		—	135
Current liabilities included in the calculation of net financial debt	—	—		—	—	—	5,498	5,498	—		(7)	5,490
Other	477	2,279	(3)	495	11	575	(900)	3,716	4,409	(2)	(9)	8,116
Total current liabilities	4,860	4,800		3,053	494	2,551	3,121	26,126	4,487		(87)	30,526
Total equity and liabilities	8,093	5,827		3,593	1,126	4,960	71,148	106,347	3,819		(115)	110,052

December 31, 2022
Equity	—	—		—	—	—	35,589	35,589	(633)		—	34,956
Non-current lease liabilities	1,831	691		320	476	1,820	—	6,879	23		—	6,901
Non-current fixed assets payables	825	188		—	—	—	—	1,480	—		—	1,480
Non-current employee benefits	23	89		242	2	682	—	2,560	7		—	2,567
Non-current liabilities included in the calculation of net financial debt	—	—		—	—	—	32,265	32,265	—		—	32,265
Other	259	96		16	115	43	1,235	2,112	172	(1)	(27)	2,257
Total non-current liabilities	2,939	1,064		579	593	2,545	33,500	45,296	202		(27)	45,471
Current lease liabilities	373	209		134	142	433	—	1,504	4		—	1,509
Current fixed assets payables	911	589		68	9	134	—	3,094	6		—	3,101
Trade payables	1,839	1,307		909	256	942	(1,200)	6,976	153		(62)	7,067
Customer contracts liabilities	740	93		750	9	184	(27)	2,580	—		—	2,579
Current employee benefits	181	88		455	6	421	—	2,394	24		—	2,418
Deferred income	86	40		8	—	10	—	145	5		—	149
Current liabilities included in the calculation of net financial debt	—	—		—	—	—	4,759	4,759	—		(6)	4,753
Other	412	2,031	(3)	311	11	572	(630)	3,470	4,190	(2)	(12)	7,647
Total current liabilities	4,542	4,358		2,636	432	2,696	2,901	24,922	4,382		(81)	29,223
Total equity and liabilities	7,481	5,422		3,215	1,026	5,240	71,989	105,807	3,951		(108)	109,650

December 31, 2021
Equity	—	—		—	n/a	—	35,806	35,806	(445)		—	35,361
Non-current lease liabilities	1,956	805		378	n/a	1,863	—	6,669	27		—	6,696
Non-current fixed assets payables	627	104		—	n/a	—	—	1,370	—		—	1,370
Non-current employee benefits	26	80		277	n/a	760	—	2,787	11		—	2,798
Non-current liabilities included in the calculation of net financial debt	—	—		—	n/a	—	32,083	32,083	—		—	32,083
Other	385	74		20	n/a	52	1,312	2,421	93	(1)	(27)	2,487
Total non-current liabilities	2,993	1,063		676	n/a	2,675	33,395	45,330	131		(27)	45,434
Current lease liabilities	391	181		106	n/a	375	—	1,364	4		—	1,369
Current fixed assets payables	1,001	543		58	n/a	107	—	3,110	1		—	3,111
Trade payables	1,774	1,139		771	n/a	969	(774)	6,684	157		(103)	6,738
Customer contracts liabilities	700	130		599	n/a	170	(28)	2,513	—		(1)	2,512
Current employee benefits	154	82		446	n/a	395	—	2,289	27		—	2,316
Deferred income	104	31		35	n/a	9	(2)	176	3		—	180
Current liabilities included in the calculation of net financial debt	—	—		—	n/a	—	3,549	3,549	—		(4)	3,545
Other	485	1,833	(3)	278	n/a	570	(587)	3,374	4,136	(2)	(5)	7,505
Total current liabilities	4,609	3,939		2,294	n/a	2,595	2,158	23,060	4,329		(113)	27,276
Total equity and liabilities	7,602	5,002		2,970	n/a	5,270	71,360	104,196	4,015		(140)	108,071

1.9    Simplified statement of cash flows on telecommunication and Mobile Financial Services activities

	2023
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	Consoli-
			Services	activities /	dated Financial
				mobile financial	Statements
(in millions of euros)				services
Operating activities
Consolidated net income	3,198		(307)	—	2,892
Non-monetary items and reclassified items for presentation	12,755		216	1	12,971
Changes in working capital and operating banking activities	319		(327)	—	(8)
Decrease (increase) in inventories, gross	(84)		—	—	(84)
Decrease (increase) in trade receivables, gross	341		92	9	441
Increase (decrease) in trade payables	18		(109)	(9)	(100)
Changes in other customer contract assets and liabilities	(102)		—	—	(103)
Changes in other assets and liabilities	147		(310)	—	(163)
Other net cash out	(3,792)		(8)	(1)	(3,801)
Operating taxes and levies paid	(1,671)		(9)	—	(1,680)
Dividends received	44		—	—	44
Interest paid and interest rates effects on derivatives, net	(1,036)	(1)	1	(1)	(1,035)
Income tax paid	(1,128)		(1)	—	(1,129)
Net cash provided by operating activities (a)	12,480	(2)	(426)	—	12,054
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets (3)	(7,594)		(36)	—	(7,630)
Purchases of property, plant and equipment and intangible assets	(7,797)		(33)	—	(7,829)
Increase (decrease) in fixed assets payables	(129)		(3)	—	(133)
Investing donations received in advance	16		—	—	16
Sales of property, plant and equipment and intangible assets	316		—	—	316
Cash paid for investment securities, net of cash acquired	(1,416)		—	—	(1,416)
Investments in associates and joint ventures	(38)		—	—	(38)
Purchases of equity securities measured at fair value	(46)		—	—	(46)
Proceeds from sales of investment securities, net of cash transferred	34		—	—	34
Other proceeds from sales of investment securities at fair value	3		—	—	3
Other decrease (increase) in securities and other financial assets	1,760		324	1	2,085
Net cash used in investing activities (b)	(7,297)		288	1	(7,008)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	1,442		—	—	1,442
Medium and long-term debt redemptions and repayments	(2,595)	(4)	—	—	(2,595)
Increase (decrease) of bank overdrafts and short-term borrowings	164		(107)	(1)	56
Decrease (increase) of cash collateral deposits	(470)		4	—	(466)
Exchange rates effects on derivatives, net	5		—	—	5
Other cash flows
Repayments of lease liabilities	(1,652)		(4)	—	(1,657)
Subordinated notes issuances (purchases) and other related fees	177		—	—	177
Coupon on subordinated notes	(177)		—	—	(177)
Proceeds (purchases) from treasury shares	(15)		—	—	(15)
Capital increase (decrease) - non-controlling interests	2		—	—	2
Capital increase (decrease) - telecom activities / mobile financial services (5)	(200)		200	—	—
Changes in ownership interests with no gain / loss of control	(9)		—	—	(9)
Dividends paid to owners of the parent company	(1,862)		—	—	(1,862)
Dividends paid to non-controlling interests	(368)		—	—	(368)
Net cash used in financing activities (c)	(5,557)		93	(1)	(5,465)
Cash change in cash and cash equivalents (a) + (b) + (c)	(374)		(45)	—	(419)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	5,846		158	—	6,004
Cash change in cash and cash equivalents	(374)		(45)	—	(419)
Non-cash change in cash and cash equivalents(6)	32		—	—	32
Cash and cash equivalents in the closing balance	5,504		113	—	5,618

	2022
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	Consoli-
			Services	activities /	dated Financial
				mobile financial	Statements
(in millions of euros)				services
Operating activities
Consolidated net income	2,810		(194)	—	2,617
Non-monetary items and reclassified items for presentation	13,283		14	1	13,298
Changes in working capital and operating banking activities	(284)		(508)	1	(792)
Decrease (increase) in inventories, gross	(108)		—	—	(108)
Decrease (increase) in trade receivables, gross	(209)		(39)	(41)	(289)
Increase (decrease) in trade payables	260		(4)	41	297
Changes in other customer contract assets and liabilities	(26)		—	1	(26)
Changes in other assets and liabilities	(201)		(465)	—	(666)
Other net cash out	(3,889)		1	(1)	(3,889)
Operating taxes and levies paid	(1,907)		1	—	(1,906)
Dividends received	13		—	—	13
Interest paid and interest rates effects on derivatives, net	(962)	(1)	—	(1)	(963)
Income tax paid	(1,033)		—	—	(1,033)
Net cash provided by operating activities (a)	11,921	(2)	(686)	—	11,235
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(8,251)		(31)	—	(8,282)
Purchases of property, plant and equipment and intangible assets	(8,742)		(35)	—	(8,777)
Increase (decrease) in fixed assets payables	165		5	—	170
Investing donations received in advance	1		—	—	1
Sales of property, plant and equipment and intangible assets	324		—	—	324
Cash paid for investment securities, net of cash acquired	(57)		—	—	(58)
Investments in associates and joint ventures	(10)		—	—	(10)
Purchases of equity securities measured at fair value	(34)		—	—	(34)
Proceeds from sales of investment securities, net of cash transferred	12		—	—	12
Other proceeds from sales of investment securities at fair value	5		—	—	5
Other decrease (increase) in securities and other financial assets	(2,289)		206	2	(2,081)
Net cash used in investing activities (b)	(10,625)		175	2	(10,448)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	1,809		—	—	1,809
Medium and long-term debt redemptions and repayments	(1,088)	(4)	—	—	(1,088)
Increase (decrease) of bank overdrafts and short-term borrowings	(367)		(32)	(2)	(400)
Decrease (increase) of cash collateral deposits	673		99	—	771
Exchange rates effects on derivatives, net	(91)		—	—	(91)
Other cash flows
Repayments of lease liabilities	(1,514)		(4)	—	(1,519)
Subordinated notes issuances (purchases) and other related fees	(451)		—	—	(451)
Coupon on subordinated notes	(213)		—	—	(213)
Proceeds (purchases) from treasury shares	14		—	—	14
Capital increase (decrease) – non-controlling interests	—		—	—	—
Capital increase (decrease) - telecom activities / mobile financial services (5)	(173)		173	—	—
Changes in ownership interests with no gain / loss of control	(11)		—	—	(11)
Dividends paid to owners of the parent company	(1,861)		—	—	(1,861)
Dividends paid to non-controlling interests	(304)		—	—	(304)
Net cash used in financing activities (c)	(3,577)		236	(2)	(3,343)
Cash change in cash and cash equivalents (a) + (b) + (c)	(2,281)		(275)	—	(2,556)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	8,188		433	—	8,621
Cash change in cash and cash equivalents	(2,281)		(275)	—	(2,556)
Non-cash change in cash and cash equivalents (6)	(61)		—	—	(61)
Cash and cash equivalents in the closing balance	5,846		158	—	6,004

	2021
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	Consoli-
			Services	activities /	dated
				mobile financial	Financial
(in millions of euros)				services	Statements
Operating activities
Consolidated net income	958		(181)	—	778
Non-monetary items and reclassified items for presentation	14,504		86	1	14,592
Changes in working capital and operating banking activities	119		(297)	—	(178)
Decrease (increase) in inventories, gross	(126)		—	—	(126)
Decrease (increase) in trade receivables, gross	37		(21)	47	64
Increase (decrease) in trade payables	47		37	(47)	36
Changes in other customer contract assets and liabilities	140		—	—	140
Changes in other assets and liabilities	21		(313)	—	(292)
Other net cash out	(3,947)		(8)	(1)	(3,956)
Operating taxes and levies paid	(1,874)		(6)	—	(1,880)
Dividends received	12		—	—	12
Interest paid and interest rates effects on derivatives, net	(1,130)	(1)	(3)	(1)	(1,134)
Income tax paid	(955)		1	—	(954)
Net cash provided by operating activities (a)	11,636	(2)	(399)	—	11,236
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(8,557)		(23)	—	(8,580)
Purchases of property, plant and equipment and intangible assets	(8,725)		(24)	—	(8,749)
Increase (decrease) in fixed assets payables	(73)		1	—	(72)
Investing donations received in advance	24		—	—	24
Sales of property, plant and equipment and intangible assets	217		—	—	217
Cash paid for investment securities, net of cash acquired	(210)		(1)	—	(211)
Investments in associates and joint ventures	(3)		—	—	(3)
Purchases of equity securities measured at fair value	(75)		—	—	(76)
Proceeds from sales of investment securities, net of cash transferred	891		—	—	891
Other proceeds from sales of investment securities at fair value	95		—	—	95
Other decrease (increase) in securities and other financial assets	1,632		274	2	1,908
Net cash used in investing activities (b)	(6,227)		249	2	(5,976)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,523		27	(27)	2,523
Medium and long-term debt redemptions and repayments	(4,572)	(4)	(27)	27	(4,572)
Increase (decrease) of bank overdrafts and short-term borrowings	1,148		(3)	(2)	1,143
Decrease (increase) of cash collateral deposits	973		15	—	988
Exchange rates effects on derivatives, net	201		—	—	201
Other cash flows
Repayments of lease liabilities	(1,621)		(4)	—	(1,625)
Subordinated notes issuances (purchases) and other related fees	(311)		—	—	(311)
Coupon on subordinated notes	(238)		—	—	(238)
Proceeds (purchases) from treasury shares	(199)		—	—	(199)
Capital increase (decrease) - non-controlling interests	1		4	—	5
Capital increase (decrease) - telecom activities / mobile financial services (5)	(317)		317	—	—
Changes in ownership interests with no gain / loss of control	(403)		—	—	(403)
Dividends paid to owners of the parent company	(2,127)		—	—	(2,127)
Dividends paid to non-controlling interests	(218)		—	—	(218)
Net cash used in financing activities (c)	(5,160)		328	(2)	(4,834)
Cash change in cash and cash equivalents (a) + (b) + (c)	249		177	—	427
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	7,891		254	—	8,145
Cash change in cash and cash equivalents	249		177	—	427
Non-cash change in cash and cash equivalents (6)	48		2	—	50
Cash and cash equivalents in the closing balance	8,188		433	—	8,621

(1)	Including interests paid on lease liabilities for (247) million euros in 2023, (141) million euros in 2022 and (119) million euros in 2021 and interests paid on debt related to financed assets for (14) million euros in 2023, (3) million euros in 2022 and (1) million euros in 2021.
(2)	Including significant litigation paid and received for (23) million euros in 2023, (20) million euros in 2022 and (306) million euros in 2021.
(3)	Including telecommunication licenses paid for (521) million euros in 2023, (981) million euros in 2022 and (717) million euros in 2021.
(4)	Including repayment of debt related to financed assets for (117) million euros in 2023, (97) million euros in 2022 and (80) million euros in 2021.
(5)	Including Orange Bank's share capital invested by Orange group for 200 million euros in 2023, 150 million euros in 2022 and 300 million euros in 2021.
(6)	Of which effect of exchange rates changes and other non-monetary effects.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

(in millions of euros)	2023	2022	2021
Net cash provided by operating activities (telecom activities)	12,480	11,921	11,636
Purchases (sales) of property, plant and equipment and intangible assets	(7,594)	(8,251)	(8,557)
Repayment of lease liabilities	(1,652)	(1,514)	(1,621)
Repayment of debt related to financed assets	(117)	(97)	(80)
Elimination of telecommunication licenses paid	521	981	717
Elimination of significant litigation paid (and received)	23	20	306
Organic cash flow from telecom activities	3,661	3,058	2,401

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and free cash flow all-in from telecom activities.

(in millions of euros)	2023	2022	2021
Net cash provided by operating activities (telecom activities)(1)	12,480	11,921	11,636
Purchases (sales) of property, plant and equipment and intangible assets	(7,594)	(8,251)	(8,557)
o/w telecommunication licenses paid	(521)	(981)	(717)
Repayment of lease liabilities	(1,652)	(1,514)	(1,621)
Repayment of debt related to financed assets	(117)	(97)	(80)
Payment of coupons on subordinated notes(2)	(177)	(213)	(238)
Free cash flow all-in from telecom activities	2,940	1,845	1,140

(1)	The net cash provided by operating activities of telecom activities includes significant litigation paid for (23) million euros in 2023 ((20) million euros in 2022 and (306) million euros in 2021).
(2)	See Note 15.4.

1.10    Definition of operating segments and performance indicators

Accounting policies

Segment information

Decisions regarding the allocation of resources and the assessment of the performance of Orange (hereinafter referred to as “the Group”) are made by the Chief Executive Officer (main operational decision-maker) at business segment level, mainly consisting of the geographical establishments.

The business segments are:

–   France (excluding Orange Business);

–   Spain and each of the Other European countries (including the Poland, Belgium and Luxembourg business segments and each of the Central European countries). The Europe aggregate thus includes all the business segments in this region;

–   the Sonatel sub-group (grouping together Sonatel in Senegal, Orange Mali, Orange Bissau, Orange in Guinea and Orange in Sierra Leone), the Côte d’Ivoire sub-group (including the Orange Côte d’Ivoire entities, Orange in Burkina Faso and Orange in Liberia) and each of the other countries in Africa & Middle East. The Africa & Middle East aggregate thus presents all the business segments in this region;

–   Orange Business, which combines communication solutions and services as well as integration and information technology services for businesses in France and around the world (including the cybersecurity activity);

–   Totem, which combines the activities of the European TowerCo and operates a portfolio of some 27,000 tower sites in France and Spain;

–   International Carriers & Shared Services (IC&SS) activities, which includes certain resources, mainly in the areas of networks, information systems, Research and Development and other shared Group activities, as well as the Orange brand;

–   Mobile Financial Services, which includes Orange Bank.

The use of shared resources, mainly provided by International Carriers & Shared Services, is taken into account in segment results based either on the terms of contractual agreements between legal entities, external benchmarks or by reallocating costs among the segments. The supply of shared resources is included in the other income of the service provider, and the use of these resources is included in the expenses of the service user. The cost of shared resources may be affected by changes in contractual relationships or organization and may therefore impact the segment results presented from one fiscal year to another.

Operating performance indicators

EBITDAaL and eCAPEX are the key operating performance indicators used by the Group to:

◾	manage and assess its operating and segment results; and
◾	implement its investment and resource allocation strategy.

The Group’s management believes that the presentation of these indicators is relevant as it provides readers with the same management indicators as those used internally.

EBITDAaL relates to operating income before depreciation and amortization of fixed assets, effects resulting from takeovers, impairment of goodwill and fixed assets, share of profits (losses) of associates and joint ventures, and after interest on lease liabilities and on debt relating to financed assets, adjusted for:

–   significant litigation effects;

–   specific labor expenses;

–   review of fixed assets, investments and business portfolio;

–   restructuring programs costs;

–   acquisition and integration costs;

–   where appropriate, other specific items.

This measurement indicator allows for the effects of certain specific factors to be isolated, irrespective of their recurrence and the type of income and expense, when they are linked to:

–   significant litigation: significant litigation expenses relate to risk reassessments regarding various disputes. The associated procedures are based on third-party decisions (regulatory authority, court, etc.) and occur over a different period from the activities at the source of the litigation. Costs are by nature difficult to predict in terms of their source, amount and period;

–   specific labor expenses: irrespective of any departure plans included in restructuring programs costs, certain employee working time adjustment programs have a negative impact on the period in which they are signed and implemented. Specific labor expenses also relate to changes in assumptions and experience effects for the various part-time for seniors plans in France;

–   review of fixed assets, investments and business portfolio: the Group conducts an ongoing review of its fixed assets, investments and business portfolio. In this context, exit or disposal decisions are implemented and, by their nature, have an impact on the period in which they take place;

–   restructuring programs costs: the adaptation of the Group’s activities to changes in the environment may generate costs related to the shutdown or major transformation of an activity. These costs, linked to the cessation or major transformation of an activity, mainly consist of employee departure plans, contract terminations and costs in respect of contracts that have become onerous;

–   acquisition and integration costs: the Group incurs costs directly related to the acquisition of entities and their integration in the months following their acquisition. These are primarily fees, registration costs and earn-outs;

–   where appropriate, other specific items that are systematically specified in relation to income and/or expenses.

EBITDAaL is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups. It is provided as additional information only and should not be considered a substitute for operating income or cash flows provided by operating activities.

eCAPEX relates to acquisitions of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, minus the price of disposal of fixed assets. It is used internally as an indicator to allocate resources. eCAPEX is not a financial indicator defined by IFRS and may not be comparable to similarly titled indicators used by other companies.

The Group uses organic cash flow from telecom activities as an operating performance measure for telecom activities as a whole. Organic cash flow from telecom activities relates to net cash flows provided by telecom activities minus (i) repayment of lease liabilities and debt related to financed assets, (ii) purchases and sales of property, plant and equipment and intangible assets, net of the change in fixed asset payables, (iii) excluding the effect of telecommunication licenses paid and significant litigation paid (and received). Organic cash flow is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups.

The Group uses free cash flow all-in from telecom activities as an operating performance measure for telecom activities as a whole. Free cash flow all-in from telecom activities relate to net cash provided by telecom activities minus (i) repayment of lease liabilities and debt relating to financed assets, (ii) purchases and sales of property, plant and equipment and intangible assets, net of the change in fixed asset payables, and (iii) payments of coupons on subordinated notes. Free cash flow all-in from telecom activities is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups.

Assets and liabilities

Inter-segment assets and liabilities are reported in each business segment.

Non-allocated assets and liabilities of telecom activities mainly include external financial debt, external cash and cash equivalents, current and deferred tax assets and liabilities and equity. Financial debt and investments between these segments are presented as unallocated items.

For Mobile Financial Services, the line “Other” includes the assets and liabilities listed above as well as loans and receivables and payables related to Mobile Financial Services transactions.

The other accounting policies are presented within each note to which they refer.